Annual Total Returns [BarChart] - First Trust Materials AlphaDEX Fund - First Trust Materials AlphaDEX Fund	Dec. 01, 2021
Bar Chart Table:
2011	(10.11%)
2012	25.11%
2013	26.73%
2014	(0.98%)
2015	(9.83%)
2016	29.17%
2017	23.68%
2018	(22.55%)
2019	21.54%
2020	22.21%